December 20, 2024

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC  20549

Re:	Tema ETF Trust, File Nos. 333-267188 and 811-23823

Dear Sir or Madam:

On behalf of Tema ETF Trust, a registered investment company (the “Registrant”), we hereby submit via electronic filing Post-Effective Amendment No. 37 to the Trust’s Registration Statement under the Securities Act of 1933, as amended. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to register shares of the Tema S&P 500 Historical Weight ETF Strategy a proposed series of the Trust.

If you have any questions, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench

Thompson Hine llp	1919 M Street, N.W.	www.ThompsonHine.com
Attorneys at Law	Suite 700	O: 202.331.8800
	Washington, D.C. 20036-3537	F: 202.331.8330